United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05186

Advanced Series Trust
(Exact name of registrant as specified in charter)

655 Broad Street
17th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Jonathan D. Shain, Esquire
655 Broad Street
17th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: December 31

Date of reporting period: 7/1/2010 through 6/30/2011

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05186
Reporting Period: 07/01/2010 - 06/30/2011
Advanced Series Trust

=========== AST Advanced Strategies Portfolio (Int'l Un- Hedged) -  ============
===========                   Sub-Adviser: PIMCO                    ============

PRIDE INTERNATIONAL, INC.

Ticker:       PDE            Security ID:  74153QAH5
Meeting Date: MAY 27, 2011   Meeting Type: Written Consent
Record Date:  MAY 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Amendments                          For       Do Not Vote  Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advanced Series Trust

By: Timothy S. Cronin*
       Timothy S. Cronin, President

* By: /s/ Jonathan D. Shain
           Attorney-in-Fact

Date: December 19, 2016

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Advanced Series Trust, The Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (collectively, the "Funds"), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Kathleen DeNicholas, Raymond A. O’Hara, Amanda Ryan, Jonathan D. Shain and Melissa Gonzalez, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the U.S. Securities and Exchange Commission (the "SEC") and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories. The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Timothy S. Cronin Timothy S. Cronin
/s/ Susan Davenport Austin Susan Davenport Austin
/s/ Kay Ryan Booth Kay Ryan Booth
/s/ Delayne Dedrick Gold Delayne Dedrick Gold
/s/ Jessica Bibliowicz Jessica Bibliowicz
/s/ Robert F. Gunia Robert F. Gunia
/s/ Sherry S. Barrat Sherry S. Barrat
/s/ Thomas M. O’Brien Thomas M. O’Brien
/s/ Thomas T. Mooney Thomas T. Mooney
/s/ M. Sadiq Peshimam M. Sadiq Peshimam
Dated: March 18, 2015